SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2020
SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT
Summary of short-term debt

	2019	2020
	RMB (in millions)
Short-term bank borrowings and current portion of long-term loan	21,118	26,756
Securitization debt	—	384
2020 Notes (Note 17)	4,873	—
2025 Notes (Note 17)	2,785	—
2020 Booking Notes (Note 17)	1,740	—
2025 Booking and Hillhouse Notes (Note 17)	—	6,525

Total	30,516	33,665